Commitments and contingencies	12 Months Ended
Mar. 31, 2018
Disclosure Of Commitments And Contingencies [Abstract]
Commitments and contingencies
23.	Commitments and contingencies:
(a)	Commitments:
(i)

As at September 30, 2016, Neptune has entered into an exclusive commercial agreement for a speciality ingredient (note 11). According to this agreement, Neptune has to pay royalties on sales. To maintain the exclusivity, Neptune must reach minimum annual volumes of sales for the duration of the agreement of 11 years with a corresponding total remaining amount of minimum royalties of $5,800,000 (US$4,500,000).

(ii)

A capital expenditure of $5,000,000 was approved by the Board of the Corporation to make its production facility ready and compliant for the extraction of cannabis oil. As at March 31, 2018, Neptune signed various capital expenditure contracts amounting to $4,043,487 of which $349,012 is included in trade and other payables and $507,983 has been paid.

(iii)  As at March 31, 2018, the Corporation has signed agreements with various partners amounting to $234,914 of which $35,765 is included in trade and other payables and $134,839 has been paid.

(vi)	As at March 31, 2018, the Corporation has signed agreements with various partners to execute research and development projects for a total remaining amount of $428,000.
(b)	Contingencies:

In the normal course of operations, the Corporation is involved in various claims and legal proceedings. The most significant of which are as follows:

(i)

A former CEO of the Corporation is claiming the payment of approximately $8,500,000 and the issuance of equity instruments. As the Corporation’s management believes that these claims are not valid, no provision has been recognized. As of the date of these consolidated financial statements, no agreement has been reached. Neptune also filed an additional claim to recover certain amounts from this former officer. All outstanding share-based payments held by the former CEO have been cancelled during the year ended February 28, 2015.

(ii)

Under the terms of an agreement entered into with a corporation controlled by the former CEO of the Corporation, the Corporation should pay royalties of 1% of its krill oil revenues in semi-annual instalments, for an unlimited period. Neptune filed a motion challenging the validity of certain clauses of the agreement.

(iii)

The Corporation initiated arbitration against a customer that owed approximately $4,773,000 (US$3,700,000). The full amount receivable has been written-off. This customer is counterclaiming a sum in damages. As the Corporation’s management believes that this counterclaim is not valid, no additional provision has been recognized.

Although the outcome of the these and various other claims and legal proceedings against the Corporation as at March 31, 2018 cannot be determined with certainty, based on currently available information, management believes that the ultimate outcome of these matters, individually and in aggregate, would not have a material adverse effect on the Corporation’s financial position or overall trends in results of operations.